                                 Long Term Portfolio Series 113
                                              File No. 33-21632
                            Investment Company Act No. 811-3676


              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                POST-EFFECTIVE AMENDMENT NO. 6
                          TO FORM S-6


For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

     A.   Exact name of Trust:

          DEAN WITTER SELECT MUNICIPAL TRUST
          LONG TERM PORTFOLIO SERIES 113

     B.   Name of Depositor:

          DEAN WITTER REYNOLDS INC.

     C. Complete address of Depositor's principal executive office:

          DEAN WITTER REYNOLDS INC.
          Two World Trade Center
          New York, New York  10048

     D.   Name and complete address of agent for service:

          Mr. Michael D. Browne
          Dean Witter Reynolds Inc.
          Unit Trust Department
          Two World Trade Center, 59th Floor
          New York, New York  10048

          Copy to:

          Kenneth W. Orce, Esq.
          Cahill Gordon & Reindel
          80 Pine Street
          New York, New York  10005

     /x/ Check box if it is proposed that this filing should become effective immediately upon filing pursuant to paragraph(b) of Rule 485.

                     Cross Reference Sheet

            Pursuant to Rule 404(c) of Regulation C
               under the Securities Act of 1933

         (Form N-8B-2 Items required by Instruction 1
                 as to Prospectus on Form S-6)


Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus

     I.  Organization and General Information

1.   (a)  Name of Trust                Front Cover
     (b)  Title of securities issued

2.   Name and address of Depositor     Table of Contents

3.   Name and address of Trustee       Table of Contents

4.   Name and address of principal     Table of Contents
     Underwriter

5.   Organization of Trust             Introduction

6.   Execution and termination of      Introduction; Amendment
     Indenture                         and Termination of the
                                       Indenture

7.   Changes of name                   *30

8.   Fiscal Year                       Included in Form N-8B-2

9.   Litigation                        *30

     II.  General Description of the Trust
          and Securities of the Trust

10.  General Information regarding
     Trust's Securities and Rights
     of Holders

     (a)  Type of Securities           Rights of Unit Holders
          (Registered or Bearer)

     (b)  Type of Securities           Administration of the
          (Cumulative or               Trust-Distribution
          Distributive)

__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus

     (c)  Rights of Holders as to      Redemption; Public
          Withdrawal or Redemption     Offering of Units-
                                       Secondary Market

     (d)  Rights of Holders as to      Public Offering of
          conversion, transfer, etc.   Units-Secondary Market;
                                       Exchange Option;
                                       Redemption; Rights of
                                       Unit Holders-
                                       Certificates

     (e)  Lapses or defaults with      *30
          respect to periodic
          payment plan certificates

     (f)  Voting rights as to          Rights of Unit Holders-
          Securities under the         Certain Limitations
          Indenture

     (g)  Notice to Holders as to      Amendment and
          change in:                   Termination of the
                                       Indenture

          1)   Assets of Trust         Administration of the
                                       Trust-Reports to Unit
                                       Holders; The Trust-
                                       Summary Description of
                                       the Portfolios

          2)   Terms and Conditions    Amendment and
               of Trust's Securities   Termination of the
                                       Indenture

          3)   Provisions of Trust     Amendment and
                                       Termination of the
                                       Indenture

          4)   Identity of Depositor   Sponsor; Trustee
               and Trustee

     (h)  Security Holders' consent
          required to change:

          1)   Composition of assets   Amendment and
               of Trust                Termination of the
                                       Indenture

__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus

          2)   Terms and conditions    Amendment and
               of Trust's Securities   Termination of the
                                       Indenture

          3)   Provisions of           Amendment and
               Indenture               Termination of the
                                       Indenture

          4)   Identity of Depositor   *30
               and Trustee

     (i)  Other Provisions             Cover of Prospectus;
                                       Tax Status

11.  Type of securities comprising     The Trust-Summary
     units                             Description of the
                                       Portfolios; Objectives
                                       and Securities
                                       Selection; The Trust-
                                       Special Considerations

12.  Type of securities comprising     *30
     periodic payment certificates

13.  (a)  Load, fees, expenses, etc.   Summary of Essential
                                       Information; Public
                                       Offering of Units-
                                       Public Offering Price;-
                                       Profit of Sponsor;-
                                       Volume Discount;
                                       Expenses and Charges

     (b)  Certain information          *30
          regarding periodic payment
          certificates

     (c)  Certain percentages          Summary of Essential
                                       Information; Public
                                       Offering of Units-
                                       Public Offering Price;-
                                       Profit of Sponsor;-
                                       Volume Discount

     (d)  Price differentials          Public Offering of
                                       Units - Public Offering
                                       Price

__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus

     (e)  Certain other fees, etc.     Rights of Unit Holders
          payable by holders           - Certificates

     (f)  Certain profits receivable   Redemption -- Purchase
          by depositor, principal      by the Sponsors of
          underwriters, trustee or     Units Tendered for
          affiliated persons           Redemption

     (g)  Ratio of annual charges to   *30
          income

14.  Issuance of trust's securities    Introduction; Rights of
                                       Unit Holders -
                                       Certificates

15.  Receipt and handling of           Public Offering of
     payments from purchasers          Units-Profit of Sponsor

16.  Acquisition and disposition of    Introduction; Amendment
     underlying securities             and Termination of the
                                       Indenture; Objectives
                                       and Securities
                                       Selection; The Trust-
                                       Summary Description of
                                       the Portfolio; Sponsor-
                                       Responsibility

17.  Withdrawal or redemption by       Redemption; Public
     Security Holders                  Offering of
                                       Units-Secondary Market

18.  (a)  Receipt and disposition of   Administration of the
          income                       Trust; Reinvestment
                                       Programs

     (b)  Reinvestment of              Reinvestment Programs
          distributions

     (c)  Reserves or special fund     Administration of the
                                       Trust-Distribution

     (d)  Schedule of distribution     *30
__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus

19.  Records, accounts and report      Administration of the
                                       Trust-Records and
                                       Accounts;-Reports to
                                       Unit Holders

20.  Certain miscellaneous             Amendment and
     provisions of the Indenture       Termination of the
                                       Indenture; Sponsor -
                                       Limitation on Liability
                                       - Resignation; Trustee
                                       -- Limitation on
                                       Liability - Resignation

21.  Loans to security holders         *30

22.  Limitations on liability          Sponsor, Trustee;
                                       Evaluator - Limitation
                                       on Liability

23.  Bonding arrangements              Included on Form N-8B-2

24.  Other material provisions of      *30
     the Indenture

     III.  Organization Personnel and
           Affiliated Persons of Depositor

25.  Organization of Depositor         Sponsor

26.  Fees received by Depositor        Expenses and Charges -
                                       Fees; Public Offering
                                       of Units-Profit of
                                       Sponsor

27.  Business of Depositor             Sponsor and Included in
                                       Form N-8B-2

28.  Certain information as to         Included in Form N-8B-2
     officials and affiliated
     persons of Depositor

29.  Voting securities of Depositor    Included in Form N-8B-2

30.  Persons controlling Depositor     *30



__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus

31.  Payments by Depositor for         *30
     certain other services

32.  Payments by Depositor for         *30
     certain other services rendered
     to trust

33.  Remuneration of employees of      *30
     Depositor for certain services
     rendered to trust

34.  Remuneration of other persons     *30
     for certain services rendered
     to trust

     IV.  Distribution and Redemption of Securities

35.  Distribution of trust's           Public Offering of
     securities by states              Units-Public
                                       Distribution

36.  Suspension of sales of trust's    *30
     securities

37.  Revocation of authority to        *30
     distribute

38.  (a)  Method of distribution       Public Offering of
     (b)  Underwriting agreements      Units
     (c)  Selling agreements

39.  (a)  Organization of principal    Sponsor
          underwriter
     (b)  N.A.S.D. membership of
          principal underwriter

40.  Certain fees received by          Public Offering of
     principal underwriter             Units-Profit of Sponsor

41.  (a)  Business of principal        Sponsor
          underwriter

     (b)  Branch officers of           *30
          principal underwriter



__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus

     (c)  Salesman of principal        *30
          underwriter

42.  Ownership of trust's securities   *30
     by certain persons

43.  Certain brokerage commissions     *30
     received by principal
     underwriter

44.  (a)  Method of valuation          Public Offering of
                                       Units

     (b)  Schedule as to offering      *30
          price

     (c)  Variation in offering        Public Offering of
          price to certain persons     Units--Volume Discount;
                                       Exchange Option

45.  Suspension of redemption rights   *30

46.  (a)  Redemption valuation         Public Offering of
                                       Units-Secondary Market;
                                       Redemption

     (b)  Schedule as to redemption    *30
          price

47.  Maintenance of position in        See items 10(d), 44 and
     underlying securities             46

     V.  Information concerning the Trustee or Custodian

48.  Organization and regulation of    Trustee
     Trustee

49.  Fees and expenses of Trustee      Expenses and Charges

50.  Trustee's lien                    Expenses and Charges

     VI.  Information concerning Insurance
          of Holders of Securities

51.  (a)  Name and address of          *30
          Insurance Company

__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus

     (b)  Type of policies             *30

     (c)  Type of risks insured and    *30
          excluded

     (d)  Coverage of policies         *30

     (e)  Beneficiaries of policies    *30

     (f)  Terms and manner of          *30
          cancellation

     (g)  Method of determining        *30
          premiums

     (h)  Amount of aggregate          *30
          premiums paid

     (i)  Who receives any part of     *30
          premiums

     (j)  Other material provisions    *30
          of the Trust relating to
          insurance

     VII.  Policy of Registrant

52.  (a)  Method of selecting and      Introduction;
          eliminating securities       Objectives and
          from the Trust               Securities Selection;
                                       The Trust - Summary
                                       Description of the
                                       Portfolio; Sponsor -
                                       Responsibility

     (b)  Elimination of securities    *30
          from the Trust

     (c)  Policy of Trust regarding    Introduction;
          substitution and             Objectives and
          elimination of securities    Securities Selection;
                                       Sponsor -
                                       Responsibility




__________________

*30  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus

     (d)  Description of any           *30
          fundamental policy of the
          Trust

53.  Taxable status of the Trust       Cover of Prospectus;
                                       Tax Status

     VIII.  Financial and Statistical Information

54.  Information regarding the         *30
     Trust's past ten fiscal years

55.  Certain information regarding     *30
     periodic payment plan
     certificates

56.  Certain information regarding     *30
     periodic payment plan
     certificates

57.  Certain information regarding     *30
     periodic payment plan
     certificates

58.  Certain information regarding     *30
     periodic payment plan
     certificates

59.  Financial statements              Statement of Financial
     (Instruction 1(c) to Form S-6)    Condition
__________________

*30  Not applicable, answer negative or not required.

LOGO

DEAN WITTER SELECT
MUNICIPAL TRUST

LONG TERM PORTFOLIO SERIES 113

(A Unit Investment Trust)
_______________________________________________________________

This Trust was formed for the purpose of providing interest income which in the opinion of bond counsel is, under existing law, excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders) through investment in a fixed portfolio consisting primarily of investment grade long-term state, municipal and public authority debt obligations. The value of the Units of the Trust will fluctuate with the value of the portfolio of underlying Securities. Minimum Purchase: 1 Unit.
_______________________________________________________________

This Prospectus consists of two parts. Part A contains a Summary of Essential Information and descriptive material relating to the Trust, and the portfolio and financial statements of the Trust. Part B contains a general description of the Trust. Part A may not be distributed unless accompanied by Part B.
_______________________________________________________________

The Initial Public Offering of Units in the Trust has been completed. The Units offered hereby are issued and outstanding Units which have been acquired by the Sponsor either by purchase from the Trustee of Units tendered for redemption or in the Secondary Market.
_______________________________________________________________

Sponsor:  LOGO                       DEAN WITTER REYNOLDS INC.
_______________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_______________________________________________________________
Read and retain both parts of this Prospectus for future reference.

Units of the Trust are not deposits or obligations of, or guaranteed or endorsed by, any bank, and the Units are not federally insured by the Federal Deposit Insurance Corporation, Federal Reserve Board, or any other agency.

          Prospectus Part A dated September 25, 1997

THIS PROSPECTUS DOES NOT CONTAIN ALL OF THE INFORMATION WITH RESPECT TO THE INVESTMENT COMPANY SET FORTH IN ITS REGISTRATION STATEMENT AND EXHIBITS RELATING THERETO WHICH HAVE BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C., UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

              DEAN WITTER SELECT MUNICIPAL TRUST
                LONG TERM PORTFOLIO SERIES 113


                       TABLE OF CONTENTS


                                                         Page
     PART A

     Table of Contents................................                   A-1
     Summary of Essential Information.................        A-3
     Independent Auditor's Report.....................            F-1

     PART B

     Introduction.....................................                       1
     The Trust........................................                       2
          Special Considerations......................                   2
          Summary Description of the Portfolios.......          3
     Insurance on the Securities in an Insured Trust..     21
     Objectives and Securities Selection..............           25
     The Units........................................                       26
     Tax Status.......................................                       27
          Public Offering of Units....................                32
          Public Offering Price.......................                 32
          Public Distribution.........................                  33
          Secondary Market............................                 34
          Profit of Sponsor...........................                    35
          Volume Discount.............................                 35
     Exchange Option..................................                 36
     Reinvestment Programs............................              37
     Redemption.......................................                     38
          Tender of Units.............................                     38
          Computation of Redemption Price per Unit....     39
          Purchase by the Sponsor of Units Tendered
           for Redemption ............................                     39
     Rights of Unit Holders...........................                  40
          Certificates................................                    40
          Certain Limitations.........................                    40
     Expenses and Charges.............................                 40
          Initial Expenses............................                      40
          Fees........................................                      40
          Other Charges...............................                      41

                                                         Page
     Administration of the Trust......................                  42
          Records and Accounts........................                    42
          Distribution................................                    42
          Distribution of Interest and Principal......                42
          Reports to Unit Holders.....................                     44
     Sponsor..........................................                       45
     Trustee..........................................                       47
     Evaluator........................................                       48
     Amendment and Termination of the Indenture.......     49
     Legal Opinions...................................                       50
     Auditors.........................................                       50
     Bond Ratings.....................................                       50
     Federal Tax Free vs. Taxable Income..............             54



                           Sponsor:

                   Dean Witter Reynolds Inc.
                    Two World Trade Center
                   New York, New York  10048


                          Evaluator:

                 Kenny S&P Evaluation Services
              A Division of J.J. Kenny Co., Inc.
                          65 Broadway
                   New York, New York  10006


                           Trustee:

                   The Chase Manhattan Bank
                        270 Park Avenue
                   New York, New York  10017


NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS WITH RESPECT TO THIS INVESTMENT COMPANY NOT CONTAINED IN THIS PROSPECTUS; AND ANY INFORMATION OR REPRESENTATION NOT CONTAINED HEREIN MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY STATE TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH STATE.
                              A-2


                                     SUMMARY OF ESSENTIAL INFORMATION

                                    DEAN WITTER SELECT MUNICIPAL TRUST
                                      LONG TERM PORTFOLIO SERIES 113

                                           As of July 31, 1997




FACE AMOUNT OF SECURITIES          $3,130,000.00      DAILY RATE AT WHICH ESTIMATED NET
                                                        INTEREST ACCRUES PER UNIT               .0176%

NUMBER OF UNITS                            3,274      ESTIMATED CURRENT RETURN (based on
                                                        Public Offering Price)<F2>                5.976%

FRACTIONAL UNDIVIDED INTEREST IN THE                  ESTIMATED LONG TERM RETURN (based on
  TRUST REPRESENTED BY EACH UNIT       1/3,274th        Public Offering Price)<F2>                4.218%

                                                      MONTHLY INTEREST DISTRIBUTIONS
PUBLIC OFFERING PRICE
                                                        Estimated net annual interest rate
  Aggregate bid side evaluation                           per Unit times $1,000                 $63.40
    of Securities in the Trust     $3,375,719.00        Divided by 12                           $ 5.28

  Divided by 3,274 Units           $    1,031.07      RECORD DATE:  The ninth day of each month

  Plus sales charge of 2.817% of                      DISTRIBUTION DATE:  The fifteenth
    Public Offering Price (2.899%                       day of each month
    of net amount invested in
    Securities)                            29.89      MINIMUM PRINCIPAL DISTRIBUTION:  No
                                                        distribution need be made from the
Public Offering Price per Unit          1,060.96        Principal Account if balance therein
                                                        is less than $1 per Unit outstanding
  Plus undistributed principal
    and net investment income                         TRUSTEE'S ANNUAL FEE AND EXPENSES
    and accrued interest                  22.40<F1>     (including estimated expenses and
                                                        Evaluator's fee) $1.59 per $1,000
    Adjusted Public Offering Price $    1,083.36        face amount of underlying Securities    $ 1.59

SPONSOR'S REPURCHASE PRICE AND                        SPONSOR'S ANNUAL PORTFOLIO SUPERVISION
  REDEMPTION PRICE PER UNIT                             FEE:  Maximum of $.25 per $1,000
  (based on bid side evaluation of                      face amount of underlying Securities       .25
  underlying Securities, $29.89
  less than Adjusted Public                           TOTAL ESTIMATED ANNUAL EXPENSES
  Offering Price per Unit)         $    1,053.47        PER UNIT                                $ 1.84

                                                      EVALUATOR'S FEE FOR EACH EVALUATION:  Minimum of
CALCULATION OF ESTIMATED NET                            $8.00 plus $.25 for each issue of underlying
  ANNUAL INTEREST RATE PER UNIT                         Securities in excess of 50 issues (treating
  (based on face amount of $1,000                       separate maturities as separate issues)
  per Unit)
                                                      EVALUATION TIME:  4:00 P.M. New York Time
  Annual interest rate per Unit            6.524%
                                                      MANDATORY TERMINATION DATE:  January 1, 2041
  Less estimated annual expenses per
    Unit ($1.84) expressed as a
    percentage                              .184%     DISCRETIONARY LIQUIDATION AMOUNT:  The Trust
                                                        may be terminated by the Sponsor if the
Estimated net annual interest rate                      value of the portfolio of the Trust at any
  per Unit                                 6.340%       time is less than $2,000,000.



    <F1>Figure shown includes interest accrued (net of expenses) on the underlying Securities to the expected date of settlement (normally three business days after purchase) for Units purchased on July 31, 1997.

    <F2>The estimated current return and estimated long term return are increased for transactions entitled to a reduced sales charge.  (See:  "Estimated Annual Income and Current Return Per Unit" and "Public Offering of
Units - Volume Discount" in Part B of this Prospectus.)




                                         A-3





               SUMMARY OF ESSENTIAL INFORMATION
                          (Continued)


          THE TRUST -- The Dean Witter Select Municipal Trust, Long Term Portfolio Series 113 (the "Trust") is a unit investment trust which was created on August 1, 1991 (the "Date of Deposit"), and is composed of "investment grade" interest-bearing municipal bonds (the "Securities"). (For a description of the meaning of "investment grade" securities, see: "Bond Ratings", in Part B.) The objectives of the Trust are: (1) the receipt of income which, under existing law, is excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders); and (2) the conservation of capital. The payment of interest and the preservation of principal in the Trust is dependent on the continuing ability of the respective Issuers of the Securities to meet their obligations to pay principal and interest. Therefore, there is no guarantee that the objectives of the Trust will be achieved. All of the Securities are obligations of states or of the counties, municipalities or public authorities thereof. Interest on the Securities, in the opinion of bond counsel or special tax counsel to the Issuers thereof, under existing law, is excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders). (For a discussion of certain tax aspects of the Trust, see: "Tax Status", in Part B.)

          OFFERS TO SELL OR THE SOLICITATION OF ORDERS TO BUY MAY ONLY BE MADE IN THOSE JURISDICTIONS IN WHICH THE UNITS OF THIS TRUST HAVE BEEN REGISTERED. INVESTORS SHOULD CONTACT ACCOUNT EXECUTIVES OF THE SPONSOR TO DETERMINE WHETHER THE UNITS OF THIS TRUST HAVE BEEN REGISTERED FOR SALE IN THE STATE IN WHICH THEY RESIDE.

          MONTHLY DISTRIBUTIONS -- Monthly distributions of principal, premium, if any, and interest received by the Trust will be made on or shortly after the fifteenth day of each month to Unit Holders of record on the ninth day of such month. Alternatively, Unit Holders may elect to have their monthly distributions reinvested in either of the Reinvestment Programs of the Sponsor. (See: "Reinvestment Programs", in Part B.)

          PUBLIC OFFERING PRICE -- The Public Offering Price per Unit of the Trust is calculated daily, and is equal to the aggregate bid side evaluation of the underlying Securities, divided by the number of Units outstanding, plus a sales charge calculated by reference to "Sales Charge/Volume Discount", below, plus the per Unit balance in the Interest and Principal Accounts. Units are offered at the Public Offering Price, plus accrued interest. (See: "Public Offering of Units", in Part B.)

          ESTIMATED CURRENT RETURN -- The Estimated Current Return shows the return based on the Public Offering Price and is computed by multiplying the estimated net annual interest rate per Unit (which shows the return based on a $1,000 face amount) by $1,000 and dividing the result by the Public Offering Price (not including accrued interest). The net annual interest rate per Unit will vary with changes in the fees and expenses of the Trustee, the Sponsor and the Evaluator and with the exchange, redemption, sale or maturity of the underlying Securities. In addition, the Public Offering Price will vary with fluctuations in the bid side evaluation of the underlying Securities. Therefore, it can be expected that the Estimated Current Return will fluctuate in the future. (See:
"The Units -- Estimated Annual Income and Current Return", in
Part B.)

          MARKET FOR UNITS -- The Sponsor, though not obligated to do so, intends to maintain a market for the Units based on the aggregate bid side evaluation of the underlying Securities, as more fully described in Part B -- "Public Offering of Units -- Secondary Market". If such market is not maintained, a Unit Holder will be able to dispose of its Units through redemption at prices based on the aggregate bid side evaluation of the underlying Securities. (See: "Redemption", in Part B.) Market conditions may cause such prices to be greater or less than the amount paid for Units.

          SPECIAL CONSIDERATIONS -- An investment in Units of the Trust should be made with an understanding of the risks which an investment in fixed rate long term debt obligations may entail, including the risk that the value of the Units will decline with increases in interest rates. The Trust is considered to be concentrated in Prerefunded/Escrowed to Maturity Securities (75.39% of the aggregate market value of the Portfolio). (See: "The Trust -- Special Considerations" and "The Trust -- Summary Description of the Portfolios", in Part B. See also: "Special Characteristics of the Trust", herein, for a discussion of additional risks relating to Units of the Trust.)

          SPECIAL CHARACTERISTICS OF THE TRUST -- The Portfolio of the Trust consists of twelve issues of Securities, which were issued by Issuers located in nine states. Two of the issues of Securities are each a general obligation of an Issuer. Ten issues of Securities, while not backed by the taxing power of the Issuer, are payable from revenues or receipts derived from specific projects or other available sources. The Trust contains the following categories of
Securities:

                                     Percentage of Aggregate
                                 Market Value of Trust Portfolio
Category of Security                (as of September 8, 1997)

Electric and Power............                14.86%
General Obligation............                 1.20%
Housing.......................                 8.54%
Prerefunded/Escrowed to
  Maturity....................                75.39%
Original Issue Discount.......                42.95%

          See: "The Trust -- Summary Description of the Portfolios", in Part B, for a summary of the investment risks associated with the type of Securities contained in the Trust.
See: "Tax Status", in Part B, for a discussion of certain tax considerations with regard to Original Issue Discount.

          Securities representing approximately 14.86% of the aggregate market value of the Portfolio are currently subject to redemption at the option of the Issuer thereof. Securities representing approximately 14.86% and 2.62% of the aggregate market value of the Portfolio are subject to redemption at the option of the Issuer thereof beginning in 1997 and 1998, respectively. (See: "Schedule of Portfolio Securities," herein, and "The Trust _ Summary Description of the Portfolio _ Additional Securities Considerations _ Redemption of Securities," in Part B.)

          On September 8, 1997, based on the bid side of the market, the aggregate market value of the Securities in the Portfolio was $3,340,897.60.

          The Securities in the Portfolio of the Trust were chosen in part on the basis of their respective maturity dates. A long term Trust contains obligations maturing in 15 years or more from the Date of Deposit. The maturity date of the Trust is January 1, 2041; the latest maturity of a Security therein is January 2030; and the average life to maturity (or date of pre-refunding of a bond) of the Portfolio of Securities therein is 11.451 years. The actual maturity dates of each of the Securities contained in the Portfolio are shown on the "Schedule of Portfolio Securities", herein.

          The Trustee shall receive annually 72 cents per $1,000 principal amount of Securities in the Portfolio for its services as Trustee. See: "Expenses and Charges", in Part B, for a description of other fees and charges which may be incurred by the Trust.

          On September 8, 1997, Standard & Poor's Corporation rated four of the Securities in the Portfolio as follows:
24.59%-AAA and 1.20%-BBB; and Moody's Investors Service rated eight of the Securities as follows: 30.17%-Aaa, 25.20%-Aa, 3.97%-A and 14.86%-Baa. (See: "Bond Ratings", in Part B, and "Schedule of Portfolio Securities", herein.) A Security in the Portfolio may subsequently cease to be rated or the rating assigned may be reduced below the minimum requirements of the Trust for the acquisition of Securities. While such events may be considered by the Sponsor in determining whether to direct the Trustee to dispose of the Security (see: "Sponsor -- Responsibility", in Part B), such events do not automatically require the elimination of such Security from the Portfolio.

          SALES CHARGE/VOLUME DISCOUNT -- The Public Offering Price per Unit will be computed by dividing the aggregate of the bid prices of the Securities in a Trust by the number of Units outstanding and then adding the appropriate sales charge described below.

          The sales charge will reflect different rates depending upon the maturities of the various underlying Securities. The sales charge per Unit in the secondary market (the "Effective Sales Charge") will be computed by multiplying the Evaluator's determination of the bid side evaluation of each Security by a sales charge determined in accordance with the table set forth below based upon the number of years remaining to the maturity of each such Security, totalling all such calculations, and dividing this total by the number of Units then outstanding. In calculating the date of maturity, a Security will be considered to mature on its stated maturity date unless: (a) the Security has been called for redemption or funds or securities have been placed in escrow to redeem it on an earlier call date, in which case the call date will be deemed the date on which such Security matures; or (b) the Security is subject to a mandatory tender, in which case the mandatory tender date will be deemed the date on which such Security matures.

                                  (as % of bid     (as % of Public
Time to Maturity                side evaluation)   Offering Price)

Less than one year                      0%                 0%
1 year to less than 2 years         0.756%              0.75%
2 years to less than 4 years        1.523%              1.50%
4 years to less than 7 years        2.564%              2.50%
7 years to less than 11 years       3.627%              3.50%
11 years to less than 15 years      4.712%              4.50%
15 years and greater                5.820%              5.50%

          The Effective Sales Charge per Unit for a sale in the secondary market, as determined above, will be reduced on a graduated scale for sales to any single purchaser on a single day of the specified number of Units of a Trust set forth below.

                                            Dealer Concession
                            % of Effective  as % of Effective
Number of Units              Sales Charge      Sales Charge

1-99......................       100%              65%
100-249...................        95%              62%
250-499...................        85%              55%
500-999...................        70%              45%
1,000 or more.............        55%              35%

          To qualify for the reduced sales charge and concession applicable to quantity purchases, the selling dealer must confirm that the sale is to a single purchaser, as described in "Volume Discount" in Part B of the Prospectus.

          Units purchased at an Effective Sales Charge (before volume purchase discount) of less than 3.00% of the Public Offering Price (3.093% of the bid side evaluation of the Securities) will not be eligible for exchange at a reduced sales charge described under the Exchange Option.

          Dealers purchasing certain dollar amounts of Units during the life of the Trust may be entitled to additional concessions. The Sponsor reserves the right, at any time and from time to time, to change the level of dealer concessions.

          For further information regarding the volume discount, see: "Public Offering of Units -- Volume Discount", in Part B.

          Note: "Auditors" in Part B is amended so that "Deloitte & Touche" is replaced with "Deloitte & Touche LLP"; "Evaluator" in Part B is amended so that "Kenny S&P Evaluation Services, a division of Kenny Information Systems, Inc." is replaced with "Kenny S&P Evaluation Services, a Division of J.J. Kenny Co., Inc."; and "Trustee" in Part B is amended so that "United States Trust Company of New York, with its principal place of business at 114 West 47th Street, New York, New York 10036, and its unit investment trust office at 770 Broadway, New York, New York 10003" is replaced with "The Chase Manhattan Bank, a New York Bank with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004". The reference to the fifth and five business day in "Redemption -- Computation of Redemption Price per Unit" and "Administration of the Trust -- Distribution of Interest and Principal" in Part B is amended to read third and three, respectively.

          On May 31, 1997, Dean Witter, Discover & Co., Dean Witter's former parent company, and Morgan Stanley Group Inc. merger to form MCDWD. In connection with such merger, the corporate name or DWDC was changed to Morgan Stanley, Dean Witter, Discover & Co. ("MCDWD").

          On December 20, 1995, Capital Guaranty Corporation merged with a subsidiary of Financial Security Assurance Holdings Ltd. In connection with such merger, (i) CGIC, the principal operating subsidiary of Capital Guaranty Corporation, became a wholly-owned subsidiary of FSA, the principal operating subsidiary of Financial Security Assurance Holdings Ltd., and (ii) the corporate name of CGIC was changed to Financial Security Assurance of Maryland Inc.

<AUDIT-REPORT>

                        INDEPENDENT AUDITORS' REPORT

THE UNIT HOLDERS, SPONSOR AND TRUSTEE
DEAN WITTER SELECT MUNICIPAL TRUST
LONG TERM PORTFOLIO SERIES 113


We have audited the statement of financial condition and schedule of portfolio securities of the Dean Witter Select Municipal Trust Long Term Portfolio Series 113 as of July 31, 1997, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trustee (see Footnote (a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of July 31, 1997 as shown in the statement of financial condition and schedule of portfolio securities by correspondence with The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Dean Witter Select Municipal Trust Long Term Portfolio Series 113 as of July 31, 1997, and the results of its operations and the changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.





DELOITTE & TOUCHE LLP




September 8, 1997
New York, New York

</AUDIT-REPORT>

                       STATEMENT OF FINANCIAL CONDITION

                      DEAN WITTER SELECT MUNICIPAL TRUST
                        LONG TERM PORTFOLIO SERIES 113

                                July 31, 1997


                                TRUST PROPERTY

Investments in municipal bonds at market value
  (cost $2,943,031) (Note (a) and Schedule
  of Portfolio Securities Notes (4) and (5))                      $3,375,719

Accrued interest receivable                                           36,152

Cash                                                                  36,608

           Total                                                   3,448,479


                           LIABILITY AND NET ASSETS

Less Liability:

   Accrued Sponsor's fees                                              1,134


Net Assets:

   Balance applicable to 3,274 Units of fractional undivided interest outstanding (Note (c)):

      Capital, plus unrealized market
        appreciation of $432,688                       $3,375,719

      Undistributed principal and net investment
        income (Note (b))                                  71,626


           Net assets                                             $3,447,345

Net asset value per Unit ($3,447,345 divided by 3,274 Units)       $ 1,052.95




                      See notes to financial statements

                           STATEMENTS OF OPERATIONS

                      DEAN WITTER SELECT MUNICIPAL TRUST
                        LONG TERM PORTFOLIO SERIES 113



                                              For the years ended July 31,
                                              1997        1996        1995


Investment income - interest                $220,813    $229,555    $253,309

Less Expenses:

   Trustee's fees and expenses                 7,243       5,313       5,796

   Sponsor's fees and expenses                   806         836         911

           Total expenses                      8,049       6,149       6,707

           Investment income - net           212,764     223,406     246,602

Net gain on investments:

   Realized gain on securities sold or
     redeemed                                 10,948       8,378      23,348

   Unrealized market appreciation
     (depreciation)                           73,324         138     (15,025)

           Net gain on investments            84,272       8,516       8,323

Net increase in net assets resulting
  from operations                           $297,036    $231,922    $254,925




                      See notes to financial statements

                     STATEMENTS OF CHANGES IN NET ASSETS

                      DEAN WITTER SELECT MUNICIPAL TRUST
                        LONG TERM PORTFOLIO SERIES 113



                                            For the years ended July 31,
                                           1997         1996         1995

Operations:

   Investment income - net              $  212,764   $  223,406   $  246,602

   Realized gain on securities sold
     or redeemed                            10,948        8,378       23,348

   Unrealized market appreciation
     (depreciation)                         73,324          138      (15,025)

           Net increase in net assets
             resulting from operations     297,036      231,922      254,925


Less Distributions to Unit Holders:

   Principal                               (34,996)     (75,367)     (51,255)

   Investment income - net                (214,693)    (223,760)    (247,464)

           Total distributions            (249,689)    (299,127)    (298,719)


Less Capital Share Transactions:

   Redemption of 127 Units, 81 Units
     and 544 Units, respectively          (128,976)     (82,386)    (537,641)

   Accrued interest on redemption           (2,560)      (1,694)     (11,902)

           Total capital share
             transactions                 (131,536)     (84,080)    (549,543)

Net decrease in net assets                 (84,189)    (151,285)    (593,337)

Net assets:

   Beginning of year                     3,531,534    3,682,819    4,276,156

   End of year (including undistributed
     principal and net investment income
     of $71,626, $110,961 and $112,990,
     respectively)                      $3,447,345   $3,531,534   $3,682,819




                      See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                       LONG TERM PORTFOLIO SERIES 113

                               July 31, 1997



(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Portfolio of Securities on the basis set forth in Part B of this Prospectus, "Public
Offering of Units - Public Offering Price".  Under the Securities
Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration
Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the year, except that value on the date of deposit (August 1, 1991) represents the cost of investments to the Trust based on the offering side evaluations as of the day prior to the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays annual Trustee's fees, estimated expenses, Evaluator's fees, and annual Sponsor's portfolio supervision fees and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in Part B of this Prospectus.

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                       LONG TERM PORTFOLIO SERIES 113

                               July 31, 1997



(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the fifteenth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Administration of the Trust - Distribution of Interest and Principal" in Part B of this Prospectus.

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of deposit (August 1, 1991) exclusive of accrued interest, computed on the basis set forth under "Public Offering of Units - Public Offering Price" in Part B of this Prospectus.

    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of July 31, 1997 follows:

       Original cost to investors                                $5,099,292
       Less:  Gross underwriting commissions (sales charge)        (249,850)
       Net cost to investors                                      4,849,442
       Cost of securities sold or redeemed                       (1,906,411)
       Unrealized market appreciation                               432,688
       Net amount applicable to investors                        $3,375,719

(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each year:

                                              For the years ended July 31,
                                              1997        1996       1995

       Principal distributions during
         year                              $   10.29  $   21.75   $   14.72

       Net investment income distribu-
         tions during year                 $   63.49  $   64.76   $   66.87

       Net asset value at end of year      $1,052.95  $1,038.38   $1,057.67

       Trust Units outstanding at end
         of year                               3,274      3,401       3,482

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                  DEAN WITTER SELECT MUNICIPAL TRUST
                                    LONG TERM PORTFOLIO SERIES 113

                                            July 31, 1997



Port-                                                                                                   Optional
folio                               Rating     Face        Coupon    Maturity       Sinking Fund       Refunding      Market
 No.   Title of Securities           <F3>     Amount        Rate        Date       Redemptions<F5>    Redemptions<F4> Value<F6><F7>

  1. Marion County Convention
     and Recreational Facilities
     Authority, Indiana, Excise
     Taxes Lease Rental Revenue
     Bonds, Series 1991B
     (Refunded) (AMBAC Insured)
     <F10><F11>                      AAA    $  255,000     7.000%   06/01/21      NONE              06/01/01@102     $  285,138

  2. Massachusetts Bay Trans-
     portation Authority General
     Transportation System Bonds,
     1990 Series B (Refunded) <F10   AAA        50,000     7.875    03/01/21      NONE              03/01/01@102         57,111

  3. Michigan State Hospital
     Finance Authority, Hospital
     Revenue Bonds, (McLaren
     Obligated Group), Series
     1991A (Refunded) <F10>          Aaa<F9>   430,000     7.500    09/15/21      NONE              09/15/01@102        491,473

  4. North Carolina Eastern
     Municipal Power Agency,
     Power System Revenue Bonds,
     Refunding Series 1987A
     (Refunded) <F10>                Aaa<F9>   400,000     4.500    01/01/24      07/01/20@100      01/01/22@100        365,384

  5. New York State Urban
     Development Corporation,
     State Facilities Revenue
     Bonds, Series 1991
     (Refunded) <F10>                Aaa<F9>    70,000     7.500    04/01/20      NONE              04/01/01@102         79,355

  6. New York City, New York,
     General Obligation Bonds,
     Fiscal 1991, Series F
     (Refunded) <F10>                AAA       415,000     8.250    11/15/17      NONE              11/15/01@101.5      487,260

  7. New York City, New York,
     General Obligation Bonds,
     Fiscal 1991, Series F           BBB+       35,000     8.250    11/15/17      NONE              11/15/01@101.5       40,394

  8. Piedmont Municipal Power
     Agency, South Carolina,
     Electric Revenue Bonds,
     1986 Refunding Series           Baa1<F9>  500,000     5.750    01/01/24      07/01/22@100      Currently@100       499,990

  9. Tennessee Housing Develop-
     ment Agency, Homeownership
     Program Bonds, Issue U <F8>     Aa2<F9>   270,000     7.400    07/01/16      07/01/12@100      07/01/01@102        286,508

 10. Harris County Health
     Facilities Development
     Corporation, Texas, SCH
     Health Care System Revenue
     Bonds, (Sisters of Charity
     of the Incarnate Word,
     Houston, Texas), Series
     1991A (Refunded) <F10>          AA        500,000     7.100    07/01/21      NONE              07/01/01@102        561,500

 11. Municipality of Metropol-
     itan Seattle, Washington,
     Sewer Revenue Bonds,
     Series S (Refunded) <F10>       Aaa<F9>    85,000     7.375    01/01/30      NONE              01/01/98@102         87,952


                                                                        F-7

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                  DEAN WITTER SELECT MUNICIPAL TRUST
                                    LONG TERM PORTFOLIO SERIES 113

                                            July 31, 1997



Port-                                                                                               Optional
folio                               Rating     Face        Coupon    Maturity     Sinking Fund      Refunding       Market
 No.   Title of Securities           <F3>      Amount        Rate        Date     Redemptions<F5>   Redemptions<F4> Value<F6><F7>

 12. Washington Health Care
     Facilities Authority Revenue
     Bonds, Series 1991 (Yakima
     Valley Memorial Hospital
     Association, Yakima)
     (Refunded) <F10>                A<F9>   $  120,000     7.250%   01/01/21      NONE              01/01/01@102     $  133,654

                                             $3,130,000                                                               $3,375,719




                                                   See notes to schedule of portfolio securities

































                                           F-8

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                   DEAN WITTER SELECT MUNICIPAL TRUST
                     LONG TERM PORTFOLIO SERIES 113

                             July 31, 1997





<F3> All ratings are provided by Standard & Poor's Corporation, unless otherwise indicated. A brief description of applicable Security ratings is given under "Bond Ratings" in Part B of this Prospectus.

<F4> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F5> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on such date.

<F6> The market value of the Securities as of July 31, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities at such date.

<F7> At July 31, 1997, the unrealized market appreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation         $432,688

       Gross unrealized market depreciation             -

       Unrealized market appreciation               $432,688

    The aggregate cost of the Securities for Federal income tax purposes was $2,943,031 at July 31, 1997.

<F8> See "The Trust - Summary Description of the Portfolios - Revenue
Securities - Housing Securities" in Part B of this Prospectus for the discussion relating to Housing Securities.

<F9> Moody's Investors Service, Inc. Rating.

<F10> The Issuer has indicated that it will refund this Security on its optional redemption date.

<F11> Insured by American Municipal Bond Assurance Corporation ("AMBAC").

(MODULE)
     (NAME)    DWSMTPARTB941
     (CIK)     0000840581
     (CCC)     uit*59fl
(/MODULE)

              CONTENTS OF REGISTRATION STATEMENT


     This registration statement comprises the following documents:

     The facing sheet.

     The Cross Reference Sheet.

     The Prospectus.

     The signatures.

     Consents of the Evaluator and Independent Auditors;
     all other consents were previously filed.

     The following exhibits:

     23. 1a. Consents of Kenny S&P Evaluation Services, a division of J.J. Kenny Co., Inc.

          1b.  Consent of Independent Auditors.

     27.       Financial Data Schedule.

                      CONSENT OF COUNSEL

          The consent of Counsel to the use of their names in the Prospectus included in this Registration Statement is contained in its opinion filed as Exhibit 3 to this Registration Statement.

                          SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, the registrant, Dean Witter Select Municipal Trust, Long Term Portfolio Series 113, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in The City of New York and State of New York on the 25th day of September, 1997.


                         DEAN WITTER SELECT MUNICIPAL TRUST,
                         LONG TERM PORTFOLIO SERIES 113
                              (Registrant)

                         By:  DEAN WITTER REYNOLDS INC.
                                   (Depositor)


                                    Thomas Hines
                                    Thomas Hines
                                    Authorized Signatory

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement has been signed on behalf of Dean Witter Reynolds Inc., the Depositor, by the following person in the following capacities and by the following persons who constitute a majority of the Depositor's Board of Directors in The City of New York and State of New York on this 25th day of September, 1997.

                                   DEAN WITTER REYNOLDS INC.


Name                 Office

Philip J. Purcell    Chairman and Chief  )
                     Executive Officer   )
                     and Directora       )
                                           By: Thomas Hines
                                               Thomas Hines
                                               Attorney-in-fact*




a Executed copies of the Powers of Attorney filed by a majority of the Board of Directors of Dean Witter Reynolds
     Inc. have been previously filed.

     Name                        Office

Richard M. DeMartini             Director***

Robert J. Dwyer                  Director***

Christine A. Edwards             Director***

James F. Higgins                 Director***

Charles A. Fiumefreddo           Director**

Mitchell M. Merin                Director*

Stephen R. Miller                Director***

Richard F. Powers III            Director*

Philip J. Purcell                Director***

Thomas C. Schneider              Director**

William B. Smith                 Director**



* Executed copies of the Powers of Attorney have been filed with the Securities and Exchange Commission in connection with Amendment No. 1 to the Registration Statement on Form
     S-6 for Dean Witter Select Equity Trust, Select 10
     Industrial Portfolio 97-1, File No. 333-16839.

** Executed copies of Powers of Attorney have been filed with the Securities and Exchange Commission in connection with Amendment No. 1 to the Registration Statement on Form S-6 for Dean Witter Select Equity Trust, Select 10 Industrial Portfolio 96-4, File No. 333-10499.

*** Executed copies of Powers of Attorney have been filed with the Securities and Exchange Commission in connection with Amendment No. 1 to the Registration Statement on Form S-6
     for Dean Witter Select Equity Trust, Select 10
     International Series 95-1, File No. 33-56389.